Financial risk management - Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 97,811,288	₩ 85,782,210
Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,804,107	11,647,182
Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	26,116	34,262
Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	531,198	534,098
Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	57,082,960	50,504,940
Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,655,744	6,564,303
Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,550,913	909,194
Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,070,386	6,062,175
Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,558,574	3,509,474
Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,531,290	6,016,582
Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	92,769,328	76,050,980
Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	55,970,169	46,666,021
Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	432,044	588,572
Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,487,317	524,430
Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,821,168	10,035,349
Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,407,194	10,899,785
Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,077,789	1,553,683
Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,573,647	5,783,140
Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,041,960	9,731,230
Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,045,094	(2,366,070)
Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,087,054	7,365,160
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	53,173,112	46,169,675
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,905,793	4,958,621
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	26,116	34,262
USD | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	291,678	534,098
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	29,077,790	24,443,325
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,569,547	5,417,837
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,476,251	863,223
USD | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,911,909	4,264,191
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,442,437	1,306,357
USD | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,471,591	4,347,761
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	53,185,798	42,330,635
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	25,719,297	20,060,092
USD | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,038	7,114
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,345,476	496,616
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,976,462	7,518,545
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,774,062	8,887,807
USD | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,077,789	1,553,683
USD | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,282,674	3,806,778
USD | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(12,686)	3,839,040
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,692,999	(419,387)
USD | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,680,313	3,419,653
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,667,558	12,442,253
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,071,000	1,878,286
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,608,558	9,901,710
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,894	15,557
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,585	526
JPY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	180,352	162,023
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	203,102	241,232
JPY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	597,067	242,919
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,776,511	11,837,581
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,812,723	10,642,720
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,899	418
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,349,529	940,877
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	352,677	137,022
JPY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	259,683	116,544
JPY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(108,953)	604,672
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	711,180	(62,614)
JPY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	602,227	542,058
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,938,195	2,677,794
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	263,746	479,644
EUR | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	239,520
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,735,218	975,680
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	718,381	577,157
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	33,613	10,440
EUR | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	287,774	240,705
EUR | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	96,701	69,282
EUR | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	563,242	324,886
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,172,509	2,656,844
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,633,007	1,376,168
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	59,206	12,042
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	182,926	181,027
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	675,600	892,220
EUR | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	621,770	195,387
EUR | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	765,686	20,950
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(466,451)	325,000
EUR | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	299,235	345,950
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,695,706	6,444,017
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	715,471	700,378
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,021,722	5,090,928
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	425	233
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,598	1,429
CNY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	498,367	397,010
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	110,997	80,133
CNY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	344,126	173,906
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,122,419	5,837,579
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,035,481	4,820,793
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,074	1,712
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	85,862	463,098
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	108,864
CNY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	889,138	551,976
CNY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	573,287	606,438
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(55,705)	(95,526)
CNY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	517,582	510,912
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,336,717	18,048,471
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,848,097	3,630,253
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,639,672	10,093,297
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	362,497	553,519
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	33,866	33,576
Other | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,191,984	998,246
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,705,337	1,812,470
Other | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,555,264	927,110
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,512,091	13,388,341
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,769,661	9,766,248
Other | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	422,006	581,458
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	77,662	13,642
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,226,389	931,802
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,495,991	982,736
Other | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,520,382	1,112,455
Other | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,824,626	4,660,130
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,836,929)	(2,113,543)
Other | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 1,987,697	₩ 2,546,587